Property, plant and equipment	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Property, plant and equipment
5. Property, plant and equipment (“PP&E”)
Oil and Gas assets/ Facilities, Corporate assets

Cost	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$10,388	$10,776
Capital expenditures	46	103
Dispositions	—	(52)
Transfer from/(to) assets held for sale	423	(423)
Net decommissioning dispositions	(42)	(16)

Balance, end of period	$10,815	$10,388

Accumulated depletion and depreciation	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$8,709	$8,202
Depletion and depreciation	99	236
Impairments	763	658
Transfers from/(to) asset held for sale	346	(346)
Dispositions	—	(41)

Balance, end of period	$9,917	$8,709

	As at
Net book value	September 30, 2020	December 31, 2019
Total	$898	$1,679

Right-of-use
assets
The following table includes a break-down of the categories for right-of-use assets. Refer to Note 8 for further discussion on amendments to our office lease agreement.

Cost
	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$15	$17	$3	$2	$37
Additions (Terminations)	(2)	—	1	—	(1)

Balance, December 31, 2019	$13	$17	$4	$2	$36
Additions (Terminations)	(13)	(2)	2	—	(13)

Balance, September 30, 2020	$—	$15	$6	$2	$23

Accumulated amortization
	Office	Transportation	Vehicle	Surface	Total
Balance, January 1, 2019	$—	$—	$—	$—	$—
Amortization	3	6	1	—	10

Balance, December 31, 2019	$3	$6	$1	$—	$10
Amortization	—	4	1	—	5
Termination	(3)	—	—	—	(3)

Balance, September 30, 2020	$—	$10	$2	$—	$12

	As at
Net book value	September 30, 2020	December 31, 2019
Total	$11	$26

In the first quarter of 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. Under the revised agreement, the office lease no longer meets the criteria to be classified as a right-of-use
asset. The office lease provision referenced in Notes 7 and 8 has been updated to reflect the accounting treatment under the revised terms.
Total PP&E
Total PP&E including Oil and Gas assets, Facilities, Corporate assets and
Right-of-use
assets is as follows:

	As at
PP&E	September 30, 2020	December 31, 2019
Oil and Gas assets, Facilities, Corporate assets	$898	$1,679
Right-of-use assets	11	26

Total	$909	$1,705

At September 30, 2020, the Company completed an assessment to determine if indicators of impairment or an impairment reversal were present. No indicators were noted.
During the first quarter of 2020, the Company completed impairment tests across all of our Cash Generating Units (“CGU’s”) as a result of the low commodity price environment, primarily due to the impact of the
COVID-19
pandemic and concerns regarding potential lack of storage forcing production shut-ins.
This led to the Company recording $763 million of
non-cash
impairments, which included $702 million within our Cardium CGU, $58 million within our Peace River CGU and $19 million within our corporate assets. Additionally, a $16 million impairment recovery was recorded within our Legacy CGU as a result of the Company increasing our discount rate used in our decommissioning liability due to current market conditions.